Basis of Presentation and Significant Accounting Policies - Impaired Loans, Allowance for Loan Losses and Charge-offs (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Impaired Loans, Allowance for Loan Losses and Charge-offs
Adjustments made to appraisals	$ 0
Loans Held-for-Sale, Net
Maximum number of days held-for-sale loans are generally transferred or sold	60 days
Allowance for Loss-Sharing Obligations
Period of a loan past due becomes delinquent	60 days
Real Estate Owned and Held-For-Sale
Period following the date of acquisition in which the entity finalizes the purchase price allocation of the real estate properties acquired	1 year
Fannie Mae
Allowance for Loss-Sharing Obligations
Percentage of loss obligation on UPB	5.00%
Obligated funding percentage of mortgage delinquencies	100.00%
Loss sharing funding percentage of advances until final settlement	25.00%
Maximum | Fannie Mae
Allowance for Loss-Sharing Obligations
Percentage of additional loss obligation on UPB	20.00%
Commercial Loans | MSRs
Capitalized Mortgage Servicing Rights
Inflation rate used for adequate compensation	3.00%
Commercial Loans | MSRs | Minimum
Capitalized Mortgage Servicing Rights
Discount rates to determine the present value of MSRs (as a percent)	8.00%
Commercial Loans | MSRs | Maximum
Capitalized Mortgage Servicing Rights
Discount rates to determine the present value of MSRs (as a percent)	15.00%
Commercial Loans | MSRs | Weighted average
Capitalized Mortgage Servicing Rights
Discount rates to determine the present value of MSRs (as a percent)	13.00%